Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000262008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Active Income ETF
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
RiverNorth Active Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		14.08%	7.00%	8.79%